                                                                January 27, 2005
                                                                      Supplement

[MORGAN STANLEY LOGO]

             SUPPLEMENT DATED JANUARY 27, 2005 TO THE PROSPECTUS OF
                    MORGAN STANLEY VARIABLE INVESTMENT SERIES
                               CLASS X and CLASS Y
                         THE GLOBAL ADVANTAGE PORTFOLIO
                                Dated May 1, 2004

The sixteenth paragraph of the section of the Prospectus titled "Portfolio
Management" is hereby replaced by the following:

Global Advantage Portfolio -- The Portfolio is managed within the Global
Research team. Current members of the team include Sandra Yeager, Mark Laskin,
Steven Wharton, John Harris and Mary Jayne Maly.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                            LIT SPT VIS GA 01/05